Condensed Consolidated Statements of Comprehensive (Loss) Income (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net unrealized losses on investments, tax	$ 0	$ 0